RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2013
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
NOTE 17 – RELATED PARTY TRANSACTIONS

Certain of our directors and executive officers, including companies in which they are officers or have significant ownership, were loan and deposit customers during 2013 and 2012.

A summary of loans to directors and executive officers whose borrowing relationship exceeds $60,000, and to entities in which they own a 10% or more voting interest for the years ended December 31 follows:

	2013	2012
	(In thousands)

Balance at beginning of year	$208	$214
New loans and advances	240	-
Repayments	(97)	(6)
Balance at end of year	$351	$208

Deposits held by us for directors and executive officers totaled $0.8 million at both December 31, 2013 and 2012.